Goodwill and Other Intangible assets and Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013
Schedule Of Intangible Assets And Goodwill [Line Items]
Proceeds from sale of restaurant		$ 5,435	$ 15	$ 1,348
Restaurant disposition, decrease in goodwill				600
Gain on sale of restaurant	$ 2,658	$ 2,658		$ 400
Favorable Leasehold Interest [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Intangible asset subject to amortization, weighted average amortization period				4 years
Unfavorable Leasehold Interest [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Intangible asset subject to amortization, weighted average amortization period				9 years